STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) - USD ($)	Class A Common Stock Common Stock	Class A Common Stock Not subject to possible redemption Common Stock	Class B Common Stock Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0	0
Increase Decrease In Stockholders Equity
Issuance of Class B Common Stock to Sponsor		$ 0	$ 288	24,712	0	25,000
Issuance of Class B Common Stock to Sponsor (in shares)		0	2,875,000
Sale of units in Initial Public Offering, net of offering costs		$ 1,209	$ 0	118,730,487	0	118,731,696
Sale of units in Initial Public Offering, net of offering costs (in shares)		12,085,275
Deferred underwriting commission		$ 0	0	(4,025,000)	0	(4,025,000)
Initial fair value of warrant liability		0	0	(11,176,949)	0	(11,176,949)
Subsequent shares subject to possible redemption		$ (1,150)	0	(103,553,250)	(13,745,600)	(117,300,000)
Subsequent shares subject to possible redemption (in shares)		(11,500,000)
Net income		$ 0	0	0	4,307,307	4,307,307
Balance at the end at Jun. 30, 2021		$ 59	$ 288	0	(9,438,293)	(9,437,946)
Balance at the end (in shares) at Jun. 30, 2021		585,275	2,875,000
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0	0
Increase Decrease In Stockholders Equity
Net income						5,600,271
Balance at the end at Sep. 30, 2021		$ 59	$ 288	0	(8,145,328)	(8,142,981)
Balance at the end (in shares) at Sep. 30, 2021		585,275	2,875,000
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0	0
Increase Decrease In Stockholders Equity
Issuance of Class B Common Stock to Sponsor	$ 0		$ 288	24,712	0	25,000
Issuance of Class B Common Stock to Sponsor (in shares)	0		2,875,000
Sale of non-redeemable private placement units to Sponsor	$ 59			5,290,242	0	5,290,301
Sale of non-redeemable private placement units to Sponsor(in shares)	585,275
Re-measurement of carrying value of Class A redeemable stock to redemption value				(5,314,954)	(13,745,600)	(19,060,554)
Net income				0	5,135,790	5,135,790
Balance at the end at Dec. 31, 2021	$ 59	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the end (in shares) at Dec. 31, 2021	585,275	585,275	2,875,000
Balance at the beginning at Jun. 30, 2021		$ 59	$ 288	0	(9,438,293)	(9,437,946)
Balance at the beginning (in shares) at Jun. 30, 2021		585,275	2,875,000
Increase Decrease In Stockholders Equity
Net income		$ 0	$ 0	0	1,292,965	1,292,965
Balance at the end at Sep. 30, 2021		$ 59	$ 288	0	(8,145,328)	(8,142,981)
Balance at the end (in shares) at Sep. 30, 2021		585,275	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	585,275	2,875,000
Increase Decrease In Stockholders Equity
Re-measurement of carrying value of Class A redeemable stock to redemption value				0	(1,150,000)	(1,150,000)
Net income				0	3,145,445	3,145,445
Balance at the end at Jun. 30, 2022		$ 59	$ 288	0	(6,614,365)	(6,614,018)
Balance at the end (in shares) at Jun. 30, 2022		585,275	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	585,275	2,875,000
Increase Decrease In Stockholders Equity
Net income						2,992,171
Balance at the end at Sep. 30, 2022		$ 59	$ 288	0	(8,451,509)	(8,451,162)
Balance at the end (in shares) at Sep. 30, 2022		585,275	2,875,000
Balance at the beginning at Jun. 30, 2022		$ 59	$ 288	0	(6,614,365)	(6,614,018)
Balance at the beginning (in shares) at Jun. 30, 2022		585,275	2,875,000
Increase Decrease In Stockholders Equity
Re-measurement of carrying value of Class A redeemable stock to redemption value				0	(1,150,000)	(1,150,000)
Accretion of Class A common stocks at redemption value				0	(533,869)	(533,869)
Net income				0	(153,275)	(153,275)
Balance at the end at Sep. 30, 2022		$ 59	$ 288	$ 0	$ (8,451,509)	$ (8,451,162)
Balance at the end (in shares) at Sep. 30, 2022		585,275	2,875,000